Risk management (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary quantitative data about entitys exposure to risk [Abstract]
Change in interest rate, Increase	+200 bps	+200 bps
Change in interest rate, Decrease	-200 bps	-200 bps
Effect on income, Increase	$ 5,881	$ 16,945
Effect on income,Decrease	(5,298)	(16,674)
Effect on equity, Increase	20,508	19,025
Effect on equity, Decrease	$ (20,508)	$ (19,025)